Dividends - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£) £ / shares
Disclosure of Dividends [abstract]
Dividends proposed per share | £ / shares	£ 16.6
Dividends proposed estimated effect on shareholders' funds | £	£ 111
Dividend payable record date	May 09, 2025
Divideds payable date to be paid	Mar. 21, 2025